Long-Term Debt - Long-term Debt Issuances (Details) $ in Millions, $ in Millions	1 Months Ended
	May 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 CAD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($)
ITC | Secured | Secured senior notes, 2034 maturity
Debt Instrument [Line Items]
Interest rate					5.98%
Debt instrument, face amount					$ 85
ITC | Secured | First mortgage bonds, 2029 maturity
Debt Instrument [Line Items]
Interest rate					5.11%
Debt instrument, face amount					$ 75
ITC | Secured | First mortgage bonds, 2034 maturity
Debt Instrument [Line Items]
Interest rate					5.38%
Debt instrument, face amount					$ 75
ITC | Unsecured | Unsecured senior notes, 2034 maturity
Debt Instrument [Line Items]
Interest rate	5.65%		5.65%
Debt instrument, face amount	$ 400	$ 400
Central Hudson | Secured | Senior notes, 2031 maturity
Debt Instrument [Line Items]
Interest rate				5.59%
Debt instrument, face amount				$ 25
Central Hudson | Secured | Senior notes, 2034 maturity
Debt Instrument [Line Items]
Interest rate				5.69%
Debt instrument, face amount				$ 35
FortisAlberta | Unsecured | Unsecured debentures, 2054 maturity
Debt Instrument [Line Items]
Interest rate	4.90%		4.90%
Debt instrument, face amount			$ 300
Caribbean Utilities | Unsecured
Debt Instrument [Line Items]
Proceeds from debt, allocated to green initiatives	$ 50
Caribbean Utilities | Unsecured | Unsecured senior notes, 2039 maturity
Debt Instrument [Line Items]
Interest rate	6.17%		6.17%
Debt instrument, face amount	$ 40
Caribbean Utilities | Unsecured | Unsecured senior notes, 2049 maturity
Debt Instrument [Line Items]
Interest rate	6.37%		6.37%
Debt instrument, face amount	$ 40
UNS Energy | Unsecured | Unsecured senior notes, 2036 maturity
Debt Instrument [Line Items]
Interest rate		5.60%
Debt instrument, face amount		$ 30